TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate (as a percent)	10.00%
Cumulative undistributed earnings of the Company's PRC subsidiaries	¥ 3,821,585	¥ 3,130,242
Unrecognized deferred tax liability of the Company's PRC subsidiaries	¥ 382,159	¥ 313,024
Hong Kong
TAXATION
Withholding income tax rate for Hong Kong (as a percent)	5.00%
Hong Kong | 51net
TAXATION
Income tax rate (as a percent)	16.50%
PRC
TAXATION
Income tax rate (as a percent)	25.00%
PRC | Tech JV
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Review frequency of the qualifications for High and New Technology Enterprise	3 years